Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 34.0%
		Chile: 4.0%
900,000	(1)	Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031	$812,865	0.6
1,150,000	(1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	953,177	0.7
750,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	639,098	0.4
400,000	(1)	Empresa de Transporte de Pasajeros Metro SA, 3.693%, 09/13/2061	274,479	0.2
700,000	(1)	Empresa Nacional del Petroleo, 3.450%, 09/16/2031	591,105	0.4
1,500,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,409,731	1.0
300,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	229,066	0.1
990,000		Engie Energia Chile SA, 3.400%, 01/28/2030	810,084	0.6
			5,719,605	4.0

		China: 0.6%
900,000	(1)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	785,020	0.6

		Guatemala: 0.6%
290,000	(1)	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.250%, 04/27/2029	270,928	0.2
700,000	(1)	CT Trust, 5.125%, 02/03/2032	615,676	0.4
			886,604	0.6

		Hong Kong: 1.4%
1,000,000	(1)	Lenovo Group Ltd., 5.831%, 01/27/2028	966,078	0.7
1,035,000	(1),(2)	Lenovo Group Ltd., 6.536%, 07/27/2032	1,003,526	0.7
			1,969,604	1.4

		Indonesia: 4.4%
750,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	680,529	0.5
750,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	654,455	0.5
1,000,000	(1)	Pertamina Persero PT, 3.650%, 07/30/2029	920,115	0.6
1,000,000		Pertamina Persero PT, 5.625%, 05/20/2043	921,185	0.7
1,500,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,443,443	1.0
750,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	721,721	0.5
500,000	(1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	474,697	0.3
550,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.000%, 06/30/2030	452,121	0.3
			6,268,266	4.4

		Israel: 0.5%
750,000	(1)	Israel Electric Corp. Ltd., 3.750%, 02/22/2032	659,145	0.5

		Kazakhstan: 0.8%
1,000,000	(1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	746,780	0.5
500,000		KazMunayGas National Co. JSC, 5.750%, 04/19/2047	389,850	0.3
			1,136,630	0.8

		Malaysia: 2.3%
825,000	(1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	748,654	0.5
300,000		Petronas Capital Ltd., 2.480%, 01/28/2032	248,732	0.2
750,000	(1)	Petronas Capital Ltd., 4.550%, 04/21/2050	672,486	0.5
1,750,000	(1)	Petronas Capital Ltd., 4.800%, 04/21/2060	1,611,563	1.1
			3,281,435	2.3

		Mexico: 4.3%
750,000	(1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	723,641	0.5
500,000	(1)	Comision Federal de Electricidad, 4.677%, 02/09/2051	327,775	0.2
425,000	(1)	Comision Federal de Electricidad, 4.688%, 05/15/2029	377,761	0.3
1,000,000	(1)	Comision Federal de Electricidad, 6.264%, 02/15/2052	792,454	0.6
350,000		Petroleos Mexicanos, 5.500%, 06/27/2044	206,255	0.1
1,000,000		Petroleos Mexicanos, 6.500%, 03/13/2027	914,313	0.6
500,000		Petroleos Mexicanos, 6.500%, 01/23/2029	429,142	0.3
235,000		Petroleos Mexicanos, 6.700%, 02/16/2032	184,992	0.1
500,000		Petroleos Mexicanos, 6.750%, 09/21/2047	320,142	0.2
1,275,000		Petroleos Mexicanos, 6.875%, 08/04/2026	1,207,038	0.9

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Mexico: (continued)
1,000,000		Petroleos Mexicanos, 6.950%, 01/28/2060	$634,399	0.5
			6,117,912	4.3

		Oman: 1.6%
1,750,000	(1)	OQ SAOC, 5.125%, 05/06/2028	1,663,706	1.1
700,000	(1)	Oryx Funding Ltd., 5.800%, 02/03/2031	669,581	0.5
			2,333,287	1.6

		Panama: 2.1%
1,000,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	871,045	0.6
1,425,000		Banco Nacional de Panama, 2.500%, 08/11/2030	1,144,667	0.8
1,200,000	(1),(2)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	973,277	0.7
			2,988,989	2.1

		Peru: 1.0%
400,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	335,062	0.2
250,000		Petroleos del Peru SA, 4.750%, 06/19/2032	193,675	0.1
1,400,000	(1)	Petroleos del Peru SA, 5.625%, 06/19/2047	918,155	0.7
			1,446,892	1.0

		Qatar: 0.7%
1,350,000	(1)	QatarEnergy Trading LLC, 3.300%, 07/12/2051	1,000,080	0.7

		Saudi Arabia: 0.5%
1,000,000	(1)	EIG Pearl Holdings Sarl, 4.387%, 11/30/2046	771,375	0.5

		South Africa: 1.1%
650,000		AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	567,826	0.4
1,000,000	(1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	928,250	0.7
			1,496,076	1.1

		South Korea: 2.0%
750,000		Korea Development Bank/The, 4.250%, 09/08/2032	711,271	0.5
1,000,000	(1)	Korea Electric Power Corp., 5.500%, 04/06/2028	1,006,694	0.7
1,225,000	(1)	POSCO, 4.375%, 08/04/2025	1,186,194	0.8
			2,904,159	2.0

		Thailand: 0.5%
850,000	(1)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	755,127	0.5

		United Arab Emirates: 2.5%
750,000		DP World Crescent Ltd., 3.875%, 07/18/2029	703,181	0.5
462,330	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	394,521	0.3
604,081	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	487,830	0.3
1,850,000	(1)	MDGH GMTN RSC Ltd., 5.500%, 04/28/2033	1,960,027	1.4
			3,545,559	2.5

		United Kingdom: 1.9%
2,500,000	(3)	HSBC Holdings PLC, 7.390%, 11/03/2028	2,631,820	1.9

		United States: 1.1%
1,525,000	(2)	Dollar General Corp., 5.000%, 11/01/2032	1,509,125	1.1

		Venezuela: 0.1%
1,000,000	(4),(5)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	42,500	0.0
1,750,000	(4),(5)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	83,125	0.1
			125,625	0.1
	Total Corporate Bonds/Notes
	(Cost $55,927,115)		48,332,335	34.0

SOVEREIGN BONDS: 59.1%
		Angola: 0.8%
750,000	(1)	Angolan Government International Bond, 8.000%, 11/26/2029	660,210	0.5
500,000	(1)	Angolan Government International Bond, 9.500%, 11/12/2025	515,780	0.3
			1,175,990	0.8

		Argentina: 1.5%
1,883,777	(6)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 07/09/2023), 07/09/2030	512,744	0.4
374,111		Argentine Republic Government International Bond, 1.000%, 07/09/2029	100,246	0.1
4,906,220	(6)	Argentine Republic Government International Bond, 1.500% (Step Rate @ 3.625% on 07/09/2023), 07/09/2035	1,256,707	0.9

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Argentina: (continued)
701,019	(6)	Argentine Republic Government International Bond, 3.875% (Step Rate @ 4.250% on 07/09/2023), 01/09/2038	$223,508	0.1
			2,093,205	1.5

		Bahrain: 1.4%
2,000,000		Bahrain Government International Bond, 7.375%, 05/14/2030	2,038,384	1.4

		Brazil: 0.6%
1,000,000	(2)	Brazilian Government International Bond, 5.625%, 02/21/2047	795,573	0.6

		Chile: 0.9%
1,000,000	(2)	Chile Government International Bond, 3.500%, 01/31/2034	854,423	0.6
500,000	(2)	Chile Government International Bond, 4.000%, 01/31/2052	387,527	0.3
			1,241,950	0.9

		Colombia: 3.3%
500,000		Colombia Government International Bond, 3.000%, 01/30/2030	383,919	0.3
1,500,000		Colombia Government International Bond, 3.250%, 04/22/2032	1,095,671	0.8
1,000,000		Colombia Government International Bond, 4.125%, 05/15/2051	601,839	0.4
750,000		Colombia Government International Bond, 5.000%, 06/15/2045	513,042	0.3
400,000		Colombia Government International Bond, 5.200%, 05/15/2049	273,935	0.2
500,000		Colombia Government International Bond, 6.125%, 01/18/2041	399,388	0.3
1,464,000		Colombia Government International Bond, 8.000%, 04/20/2033	1,470,218	1.0
			4,738,012	3.3

		Costa Rica: 1.0%
1,500,000	(2)	Costa Rica Government International Bond, 6.125%, 02/19/2031	1,462,333	1.0

		Dominican Republic: 2.9%
700,000	(1)	Dominican Republic International Bond, 4.875%, 09/23/2032	583,668	0.4
500,000	(1)	Dominican Republic International Bond, 5.300%, 01/21/2041	387,687	0.3
1,700,000		Dominican Republic International Bond, 5.875%, 01/30/2060	1,253,189	0.9
925,000		Dominican Republic International Bond, 6.000%, 07/19/2028	894,862	0.6
500,000	(1)	Dominican Republic International Bond, 6.000%, 02/22/2033	452,901	0.3
500,000	(1)	Dominican Republic International Bond, 6.875%, 01/29/2026	505,790	0.4
			4,078,097	2.9

		Ecuador: 1.2%
717,550	(1),(6)	Ecuador Government International Bond, 1.500% (Step Rate @ 2.500% on 07/31/2023), 07/31/2040	295,510	0.2
1,807,845	(1),(6)	Ecuador Government International Bond, 2.500% (Step Rate @ 3.500% on 07/31/2023), 07/31/2035	840,174	0.6
800,850	(1),(6)	Ecuador Government International Bond, 5.500% (Step Rate @ 6.000% on 07/31/2023), 07/31/2030	518,605	0.4
			1,654,289	1.2

		Egypt: 1.3%
500,000	(1)	Egypt Government International Bond, 7.500%, 02/16/2061	310,450	0.2
1,750,000	(1),(2)	Egypt Government International Bond, 8.700%, 03/01/2049	1,173,300	0.8
600,000	(1)	Egypt Government International Bond, 8.875%, 05/29/2050	407,772	0.3
			1,891,522	1.3

		El Salvador: 0.3%
1,000,000	(1)	El Salvador Government International Bond, 6.375%, 01/18/2027	447,500	0.3

		Gabon: 0.3%
500,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	410,750	0.3

		Ghana: 1.0%
750,000	(4)	Ghana Government International Bond, 7.875%, 03/26/2027	294,623	0.2
2,000,000	(4)	Ghana Government International Bond, 7.875%, 02/11/2035	725,020	0.5

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Ghana: (continued)
1,000,000	(4)	Ghana Government International Bond, 8.750%, 03/11/2061	$354,240	0.3
			1,373,883	1.0

		Guatemala: 0.6%
860,000	(1)	Guatemala Government Bond, 5.250%, 08/10/2029	828,945	0.6

		Honduras: 0.3%
250,000		Honduras Government International Bond, 5.625%, 06/24/2030	201,648	0.2
200,000		Honduras Government International Bond, 6.250%, 01/19/2027	176,963	0.1
			378,611	0.3

		Hungary: 1.6%
1,750,000	(1)	Hungary Government International Bond, 3.125%, 09/21/2051	1,062,700	0.7
700,000	(1)	Hungary Government International Bond, 5.500%, 06/16/2034	658,308	0.5
500,000		Hungary Government International Bond, 7.625%, 03/29/2041	548,458	0.4
			2,269,466	1.6

		India: 0.3%
500,000	(2)	Export-Import Bank of India, 2.250%, 01/13/2031	394,952	0.3

		Indonesia: 3.0%
300,000		Indonesia Government International Bond, 4.750%, 02/11/2029	301,919	0.2
1,250,000		Indonesia Government International Bond, 5.250%, 01/17/2042	1,232,047	0.9
320,000		Indonesia Government International Bond, 5.450%, 09/20/2052	315,680	0.2
1,250,000		Indonesia Government International Bond, 8.500%, 10/12/2035	1,587,500	1.1
1,000,000		Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050	778,750	0.6
			4,215,896	3.0

		Ivory Coast: 0.7%
1,097,154	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,040,436	0.7

		Jamaica: 0.9%
600,000		Jamaica Government International Bond, 7.875%, 07/28/2045	677,367	0.5
500,000		Jamaica Government International Bond, 8.000%, 03/15/2039	586,622	0.4
			1,263,989	0.9

		Jordan: 0.6%
1,000,000	(1)	Jordan Government International Bond, 5.850%, 07/07/2030	899,308	0.6

		Kazakhstan: 1.3%
1,750,000	(1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	1,828,365	1.3

		Kenya: 1.0%
500,000	(1)	Kenya Government International Bond, 6.875%, 06/24/2024	461,618	0.3
500,000		Kenya Government International Bond, 7.250%, 02/28/2028	439,855	0.3
600,000	(2)	Kenya Government International Bond, 8.000%, 05/22/2032	514,296	0.4
			1,415,769	1.0

		Lebanon: 0.2%
2,000,000	(4)	Lebanon Government International Bond, 6.100%, 10/04/2022	122,280	0.1
2,000,000	(4)	Lebanon Government International Bond, 6.850%, 03/23/2027	122,520	0.1
			244,800	0.2

		Malaysia: 0.6%
1,250,000	(1)	Malaysia Wakala Sukuk Bhd, 3.075%, 04/28/2051	907,142	0.6

		Mexico: 2.7%
940,000	(2)	Mexico Government International Bond, 3.250%, 04/16/2030	821,230	0.6
750,000		Mexico Government International Bond, 4.350%, 01/15/2047	566,346	0.4
1,000,000		Mexico Government International Bond, 4.500%, 04/22/2029	955,472	0.7
1,550,000		Mexico Government International Bond, 4.875%, 05/19/2033	1,425,910	1.0
			3,768,958	2.7

		Morocco: 0.7%
750,000	(1)	Morocco Government International Bond, 3.000%, 12/15/2032	599,700	0.4

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Morocco: (continued)
500,000	(1)	Morocco Government International Bond, 4.000%, 12/15/2050	$344,216	0.3
			943,916	0.7

		Nigeria: 1.7%
1,000,000		Nigeria Government International Bond, 6.500%, 11/28/2027	809,970	0.6
1,500,000	(1)	Nigeria Government International Bond, 7.375%, 09/28/2033	1,073,078	0.7
500,000		Nigeria Government International Bond, 7.696%, 02/23/2038	341,450	0.2
300,000		Nigeria Government International Bond, 7.875%, 02/16/2032	227,112	0.2
			2,451,610	1.7

		Oman: 1.4%
500,000	(1)	Oman Government International Bond, 5.375%, 03/08/2027	490,725	0.3
800,000		Oman Government International Bond, 6.000%, 08/01/2029	804,936	0.6
750,000	(1)	Oman Government International Bond, 6.500%, 03/08/2047	686,079	0.5
			1,981,740	1.4

		Panama: 3.0%
750,000		Panama Government International Bond, 3.298%, 01/19/2033	609,068	0.4
500,000		Panama Government International Bond, 4.500%, 04/16/2050	379,042	0.3
1,000,000		Panama Government International Bond, 4.500%, 01/19/2063	708,357	0.5
1,000,000		Panama Government International Bond, 6.400%, 02/14/2035	1,017,410	0.7
550,000		Panama Government International Bond, 6.700%, 01/26/2036	575,215	0.4
800,000		Panama Government International Bond, 9.375%, 04/01/2029	951,722	0.7
			4,240,814	3.0

		Paraguay: 0.9%
750,000		Paraguay Government International Bond, 5.000%, 04/15/2026	748,873	0.5
650,000	(2)	Paraguay Government International Bond, 5.600%, 03/13/2048	569,931	0.4
			1,318,804	0.9

		Peru: 0.8%
500,000		Peruvian Government International Bond, 2.780%, 12/01/2060	293,307	0.2
500,000		Peruvian Government International Bond, 2.783%, 01/23/2031	414,865	0.3
500,000		Peruvian Government International Bond, 5.625%, 11/18/2050	496,212	0.3
			1,204,384	0.8

		Philippines: 2.6%
650,000		Philippine Government International Bond, 3.556%, 09/29/2032	591,699	0.4
1,000,000		Philippine Government International Bond, 5.950%, 10/13/2047	1,080,260	0.8
750,000	(2)	Philippine Government International Bond, 6.375%, 01/15/2032	834,276	0.6
1,000,000		Philippine Government International Bond, 7.750%, 01/14/2031	1,190,158	0.8
			3,696,393	2.6

		Poland: 0.9%
1,225,000		Republic of Poland Government International Bond, 5.750%, 11/16/2032	1,308,622	0.9

		Qatar: 1.3%
750,000	(1)	Qatar Government International Bond, 3.750%, 04/16/2030	727,939	0.5
750,000	(1)	Qatar Government International Bond, 4.400%, 04/16/2050	688,314	0.5
500,000	(1)	Qatar Government International Bond, 4.817%, 03/14/2049	487,697	0.3
			1,903,950	1.3

		Republic Of Serbia: 0.8%
1,500,000		Serbia International Bond, 2.125%, 12/01/2030	1,083,150	0.8

		Romania: 1.9%
1,500,000	(1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,187,184	0.8
1,500,000	(1)	Romanian Government International Bond, 3.625%, 03/27/2032	1,200,770	0.9
400,000		Romanian Government International Bond, 5.125%, 06/15/2048	319,082	0.2
			2,707,036	1.9

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Russia: 0.7%
1,000,000	(4)	Russia Government Bond, 5.625%, 04/04/2042	$635,000	0.4
1,000,000	(4)	Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	370,000	0.3
			1,005,000	0.7

		Saudi Arabia: 3.4%
3,000,000		Saudi Government International Bond, 3.450%, 02/02/2061	2,156,874	1.5
500,000	(1)	Saudi Government International Bond, 3.450%, 02/02/2061	359,479	0.2
1,000,000		Saudi Government International Bond, 3.750%, 01/21/2055	790,660	0.6
1,475,000	(1)	Saudi Government International Bond, 5.500%, 10/25/2032	1,562,038	1.1
			4,869,051	3.4

		Senegal: 0.3%
500,000		Senegal Government International Bond, 6.250%, 05/23/2033	414,684	0.3

		South Africa: 2.0%
2,000,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,790,000	1.3
500,000		Republic of South Africa Government International Bond, 5.750%, 09/30/2049	369,416	0.3
800,000		Republic of South Africa Government International Bond, 6.300%, 06/22/2048	642,000	0.4
			2,801,416	2.0

		Sri Lanka: 0.7%
500,000	(1),(4)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	165,069	0.1
2,000,000	(1),(4)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	640,513	0.4
750,000	(4)	Sri Lanka Government International Bond, 7.550%, 03/28/2030	239,310	0.2
			1,044,892	0.7

		Turkey: 2.7%
950,000		Turkey Government International Bond, 4.875%, 10/09/2026	853,712	0.6
500,000		Turkey Government International Bond, 5.125%, 02/17/2028	434,490	0.3
750,000		Turkey Government International Bond, 6.000%, 01/14/2041	546,356	0.4
1,000,000		Turkey Government International Bond, 7.625%, 04/26/2029	946,085	0.7
1,000,000		Turkey Government International Bond, 9.875%, 01/15/2028	1,039,361	0.7
			3,820,004	2.7

		Ukraine: 0.6%
1,111,000	(4)	Ukraine Government International Bond, 7.253%, 03/15/2035	222,242	0.2
650,000	(4)	Ukraine Government International Bond, 7.375%, 09/25/2034	125,192	0.1
346,000	(1),(4)	Ukraine Government International Bond, 7.750%, 09/01/2024	87,003	0.1
346,000	(1),(4)	Ukraine Government International Bond, 7.750%, 09/01/2025	79,969	0.1
346,000	(1),(4)	Ukraine Government International Bond, 7.750%, 09/01/2026	75,463	0.0
346,000	(1),(4)	Ukraine Government International Bond, 7.750%, 09/01/2027	75,153	0.0
346,000	(1),(4)	Ukraine Government International Bond, 7.750%, 09/01/2028	75,601	0.0
225,000	(1),(4)	Ukraine Government International Bond, 7.750%, 09/01/2029	49,194	0.0
500,000	(4)	Ukraine Government International Bond, 9.750%, 11/01/2030	110,088	0.1
			899,905	0.6

		Uruguay: 1.9%
123,334		Uruguay Government International Bond, 4.375%, 10/27/2027	124,501	0.1
51,825		Uruguay Government International Bond, 4.375%, 01/23/2031	51,606	0.0
2,312,164	(2)	Uruguay Government International Bond, 5.750%, 10/28/2034	2,504,669	1.8
			2,680,776	1.9

		Venezuela: 0.1%
1,250,000	(4)	Venezuela Government International Bond, 9.250%, 09/15/2027	118,750	0.1

		Zambia: 0.4%
750,000	(1),(4)	Zambia Government International Bond, 8.500%, 04/14/2024	344,430	0.2

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Zambia: (continued)
500,000	(1),(4)	Zambia Government International Bond, 8.970%, 07/30/2027	$225,150	0.2
			569,580	0.4

		Total Sovereign Bonds
		(Cost $110,855,616)	83,922,602	59.1

		Total Long-Term Investments
		(Cost $166,782,731)	132,254,937	93.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.8%
		Commercial Paper: 2.8%
1,000,000		Agilent Technologies, Inc., 5.550%, 01/05/2023	999,240	0.7
1,000,000		American Electric Power Co., Inc., 5.410%, 01/06/2023	999,111	0.7
1,000,000		General Mills, Inc., 6.150%, 01/03/2023	999,495	0.7
1,000,000		Mondelez International, Inc., 5.770%, 01/04/2023	999,368	0.7

		Total Commercial Paper
		(Cost $3,998,204)	3,997,214	2.8

		Repurchase Agreements: 6.7%
2,209,048	(7)	Bank of America Inc., Repurchase Agreement dated 12/30/22, 4.30%, due 01/03/23 (Repurchase Amount $2,210,089, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $2,253,229, due 05/01/37-05/01/58)	2,209,048	1.6
2,209,000	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/30/22, 4.30%, due 01/03/23 (Repurchase Amount $2,210,041, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,253,180, due 01/15/23-11/20/72)	2,209,000	1.5
2,209,000	(7)	Citadel Securities LLC, Repurchase Agreement dated 12/30/22, 4.41%, due 01/03/23 (Repurchase Amount $2,210,068, collateralized by various U.S. Government Securities, 0.125%-6.250%, Market Value plus accrued interest $2,254,284, due 04/15/23-11/15/52)	2,209,000	1.5
653,848	(7)	Citigroup, Inc., Repurchase Agreement dated 12/30/22, 4.25%, due 01/03/23 (Repurchase Amount $654,153, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $666,925, due 04/11/23-10/31/29)	653,848	0.5
2,209,048	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 12/30/22, 4.30%, due 01/03/23 (Repurchase Amount $2,210,089, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $2,253,229, due 09/01/24-10/20/52)	2,209,048	1.6

		Total Repurchase Agreements
		(Cost $9,489,944)	9,489,944	6.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.3%
3,298,000	(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.150%
		(Cost $3,298,000)	3,298,000	2.3

		Total Short-Term Investments
		(Cost $16,786,148)	16,785,158	11.8

		Total Investments in Securities (Cost $183,568,879)	$149,040,095	104.9
		Liabilities in Excess of Other Assets	(7,004,309)	(4.9)
		Net Assets	$142,035,786	100.0

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2022.
(4)	Defaulted security.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2022, the Fund held restricted securities with a fair value of $125,625 or 0.1% of net assets. Please refer to the table below for additional details.
(6)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31, 2022.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of December 31, 2022.

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	59.1%
Energy	12.6
Utilities	7.9
Financial	5.3
Basic Materials	3.4
Technology	1.4
Consumer, Non-cyclical	1.2
Consumer, Cyclical	1.1
Industrial	0.7
Communications	0.4
Short-Term Investments	11.8
Liabilities in Excess of Other Assets	(4.9)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$48,332,335	$–	$48,332,335
Sovereign Bonds	–	83,922,602	–	83,922,602
Short-Term Investments	$3,298,000	$13,487,158	$–	$16,785,158
Total Investments, at fair value	$3,298,000	$145,742,095	$–	$149,040,095
Other Financial Instruments+
Futures	148,081	–	–	148,081
Total Assets	$3,446,081	$145,742,095	$–	$149,188,176
Liabilities Table
Other Financial Instruments+
Futures	$(83,183)	$–	$–	$(83,183)
Total Liabilities	$(83,183)	$–	$–	$(83,183)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

At December 31, 2022, Voya Emerging Markets Hard Currency Debt Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	7/25/2013	$1,396,755	$83,125
Petroleos de Venezuela SA	2/27/2014	807,052	42,500
		$2,203,807	$125,625

At December 31, 2022, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	63	03/31/23	$12,919,922	$9,509
U.S. Treasury 5-Year Note	38	03/31/23	4,101,328	(10,935)
U.S. Treasury Long Bond	14	03/22/23	1,754,813	(72,248)
			$18,776,063	$(73,674)
Short Contracts:
U.S. Treasury 10-Year Note	(29)	03/22/23	(3,256,609)	25,754
U.S. Treasury Ultra 10-Year Note	(127)	03/22/23	(15,021,719)	104,918
U.S. Treasury Ultra Long Bond	(3)	03/22/23	(402,938)	7,900
			$(18,681,266)	$138,572

At December 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $184,761,345.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,714,477
Gross Unrealized Depreciation	(37,370,829)

Net Unrealized Depreciation	$(35,656,352)